BORROWINGS (Tables)	9 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF SHORT-TERM AND LONG-TERM BORROWINGS FROM COMMERCIAL BANKS OR OTHER INSTITUTIONS

The following table presents short-term and long-term borrowings as of March 31, 2024 and December 31, 2024.

Funding Partners	Terms	Rate	March 31, 2024	December 31, 2024
			RMB	RMB
Short-term borrowing from related party (Note 13)	within 12 months	6%	7,000	1,000
Short-term borrowing from third parties	within 12 months	4%-10%	71,181	174,616
			78,181	175,616

Current portion of long-term borrowings	2 years, due in December 2024	5%	291,950	-
Long-term borrowings from related party	18 months, due in March 2026	5.35% per annum within 12 months after the drawdown date, and 8% per annum after 12 months until the loan is repaid in full	-	53,913